Derivative instruments and hedging activities (Tables)	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2020	2019	2020	2019
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$100	$63	$48,847	$11,001
Assets derivatives -Foreign exchange contracts, designated as cash flow hedging	Other current assets	220	315	25,635	25,045
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(534)	(388)	30,605	92,929
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(552)	(326)	18,500	45,262
		$(766)	$(336)	$123,587	$174,237